Equity-settled share-based payments - Summery of Fair Value of Options Granted, Calculated Using Binomial or Monte Carlo Model and Inputs Into the Model (Details)	12 Months Ended
	Dec. 31, 2023 yr £ / shares	Dec. 31, 2023 yr $ / shares	Dec. 31, 2022 yr £ / shares	Dec. 31, 2022 yr $ / shares	Dec. 31, 2021 yr £ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average share price | (per share)	£ 375	$ 14	£ 537.4	$ 19.5	£ 586.0
Weighted average exercise price (pence) | (per share)	£ 375.0	$ 14	£ 673.8	$ 24.4	£ 520.0
Option life (years)	6.0	6.0	8.9	8.9	10.0
Bottom Of Range [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility	72.00%	72.00%	56.00%	56.00%	65.00%
Risk free rate	3.16%	3.16%	1.16%	1.16%	0.28%
Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility	79.00%	79.00%	74.00%	74.00%	70.00%
Risk free rate	4.43%	4.43%	3.57%	3.57%	1.04%